Interest in Other Entities (Details) - Schedule of summarizes the allocation of the preliminary purchase price - Jeffs’ Brands Ltd [Member] - USD ($) $ in Thousands	Feb. 28, 2022	Jan. 04, 2021
Interest in Other Entities (Details) - Schedule of summarizes the allocation of the preliminary purchase price [Line Items]
Cash consideration invested in Jeffs’ Brands		$ 1,650
Non- cash consideration invested in Jeffs’ Brands		71
Total consideration	$ 7,669	1,721
Less:
Fair value of net assets acquired	7,099	2,314
Non-controlling interests	(6,129)	(1,156)
Total acquired	970	1,158
Goodwill	6,699	$ 563
Cash consideration invested in Gix Internet	731
Fair value former shares holdings	$ 6,939